Segment and Geographic Information, Segment and Geographic Info (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,467,550	$ 1,459,050	$ 1,430,789
Long-lived assets	1,080,909	1,025,289	947,294
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	784,658	785,919	737,154
Long-lived assets	531,005	504,483	444,656
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	382,464	371,658	405,312
Long-lived assets	506,352	472,865	456,248
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	191,343	199,849	190,404
Long-lived assets	32,148	35,891	35,151
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	109,085	101,624	97,919
Long-lived assets	11,404	12,050	11,239
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	592,600	598,500	561,900
Long-lived assets	$ 389,700	$ 360,100	$ 345,100